Segment Reporting, Geographical Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Total Revenue	$ 358,122	$ 231,674	$ 1,089,374	$ 1,205,263
Gross Profit:
Total Gross Profit	315,165	201,656	935,542	1,025,733
Total Assets:
Total Assets	4,861,338		2,115,250	2,561,160
Vycor Medical [Member]
Revenue:
Total Revenue	263,711	130,665	724,367	770,676
Gross Profit:
Total Gross Profit	233,409	116,279	628,839	668,729
Total Assets:
Total Assets	3,562,302		799,120	1,055,026
NovaVision [Member]
Revenue:
Total Revenue	94,411	101,009	365,007	434,587
Gross Profit:
Total Gross Profit	81,756	85,377	306,703	357,004
Total Assets:
Total Assets	$ 1,299,036		$ 1,316,130	$ 1,506,134